Basis Of Presentation and Summary of Significant Accounting Policies Current Assets (Detail)	Sep. 27, 2013	Sep. 28, 2012
Components Of Inventories [Line Items]
Percentage of inventory	100.00%	100.00%
Food
Components Of Inventories [Line Items]
Percentage of inventory	40.40%	39.50%
Uniform and Career Apparel
Components Of Inventories [Line Items]
Percentage of inventory	56.50%	57.20%
Parts, supplies and novelties
Components Of Inventories [Line Items]
Percentage of inventory	3.10%	3.30%